Offerings	Sep. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock, par value $0.0001 per share
Amount Registered | shares	18,630,959
Proposed Maximum Offering Price per Unit	6.065
Maximum Aggregate Offering Price	$ 112,996,766.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,604.85
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share ("Common Stock"), of Xtend AI Robotics, Inc. (the "Registrant"), which become issuable under the JFB Construction Holdings 2024 Equity Incentive Plan, the Xtend Reality Expansion Ltd. 2019 Share Option Plan, the Xtend AI Robotics, Inc. 2026 Equity Incentive Plan and the Xtend AI Robotics, Inc. 2026 Employee Stock Purchase Plan, by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. (b) Represents 18,630,959 shares of Common Stock reserved for issuance under the Xtend AI Robotics, Inc. 2026 Equity Incentive Plan. (c) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) of the Securities Act. Such computation is based on the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on September 4, 2026, a date within five business days of the date of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock, par value $0.0001 per share
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	6.065
Maximum Aggregate Offering Price	$ 90,975,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,563.65
Offering Note	See note 1(a) and 1(c). Represents 15,000,000 shares of Common Stock reserved for issuance under the Xtend AI Robotics, Inc. 2026 Employee Stock Purchase Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock, par value $0.0001 per share
Amount Registered | shares	9,936,483
Proposed Maximum Offering Price per Unit	6.065
Maximum Aggregate Offering Price	$ 60,264,769.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,322.56
Offering Note	See note 1(a) and 1(c). Consists of Common Stock issuable in connection with (i) outstanding restricted stock units and stock options of JFB Construction Holdings ("JFB") granted under its 2024 Equity Incentive Plan and (ii) outstanding stock options of Xtend Reality Expansion Ltd. ("Xtend") granted under the XTEND 2019 Share Option Plan and the U.S. and Singapore sub-plans that have been assumed by the Registrant as a result of the consummation on September 3, 2026 of the transactions contemplated by that certain agreement and plan of merger, dated February 13, 2026, by and among the Registrant, JFB, Xtend and XT Merger Sub 2, Inc., as amended by Amendment No. 1, dated March 21, 2026 and Amendment No. 2, dated July 16. 2026.